INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Unused non-capital loss carry forwards	$ 10,400,000	$ 10,700,000	$ 10,700,000
Resource tax pools	$ 31,100,000	$ 31,000,000	$ 31,000,000
Statutory tax rate	27.00%	27.00%	27.00%
Effective tax rate	0.00%	0.00%	0.00%